Label	Element	Value
Teucrium 2x Daily Corn ETF | CBT Corn No. 2 Yellow Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	197.20%